Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 13,148	$ 3,333
Short term cash deposits	30,151
Restricted deposit	13	12
Trade receivables	270	830
Other accounts receivable and prepaid expenses	424	239
Inventories	1,081	1,262
Total current assets	45,087	5,676
Non-current assets:
Restricted deposit	213	181
Operating lease right-of-use assets	2,953	2,796
Property and equipment, net	2,728	2,106
Intangible assets	243	82
Total non-current assets	6,137	5,165
Total assets	51,224	10,841
Current liabilities:
Trade payables	1,034	798
Operating lease liabilities	519	440
Deferred revenues	32	207
Accrued liabilities and other	1,429	1,943
Total current liabilities	3,014	3,388
Non-current liabilities:
Derivatives liability		28
Operating lease liabilities	3,089	2,948
Total non-current liabilities	3,089	2,976
Total liabilities	6,103	6,364
Commitments and contingencies
Shareholders’ Equity:
Ordinary shares, NIS 1.5 par value - authorized: 30,000,000 ordinary shares as of December 31, 2021 and December 31, 2020; issued and outstanding: 10,772,024 and 6,963,838 ordinary shares as of December 31, 2021 and December 31, 2020, respectively	4,664	2,933
Additional paid in capital	114,223	75,547
Currency translation differences	(969)	(969)
Accumulated deficit	(72,797)	(73,034)
Total shareholders’ equity	45,121	4,477
Total liabilities and shareholders’ equity	$ 51,224	$ 10,841